Other Expenses	6 Months Ended
Dec. 31, 2024
Other Expenses [Abstract]
Other expenses
17.	Other expenses

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Loss on foreign exchange, net	42,480	415,409	92,974